Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Assets, Current [Abstract]
Cash and cash equivalents	$ 22,950,405	$ 43,916,597
Restricted cash	2,132,654	3,131,660
Accounts Receivable	45,764,146	26,881,280
Inventories	3,653,539	1,079,221
Costs and estimated earnings in excess of billings on uncompleted contracts	44,045,758	38,626,089
Prepaid expense and other assets, current	16,581,131	18,551,801
Other receivables	13,729,017	10,632,452
Deferred income tax assets	26,316	25,508
Total current assets	148,882,966	142,844,608
Property and equipment, net	10,914,086	10,878,276
Long-term prepayment for land use right	3,673,368
Long-term Investments	10,082,199	8,760,692
Intangible assets, net	14,872,523	7,402,829
Goodwill	10,646,300	10,319,768
Other assets	372,592	319,679
Total assets	199,444,034	180,525,852
Liabilities, Current [Abstract]
Accounts payable	27,966,527	32,296,459
Short-term borrowings from banks	9,390,000	13,728,850
Billings in excess of costs and estimated earnings on uncompleted contracts	13,821,526	14,080,475
Accrued expenses and other current liabilities	6,495,611	8,988,180
Total current liabilities	57,673,664	69,093,964
Liabilities, Noncurrent [Abstract]
Other long-term liabilities	109,550	200,699
Total liabilities	57,783,214	69,294,663
Stockholders'equity
Common Stock, Value, Issued	25,270	25,270
Additional paid-in capital	50,292,053	42,887,452
Retained earnings	56,393,889	47,417,481
Non-controlling interests	26,411,900	15,873,242
Accumulated other comprehensive income	8,537,708	5,027,744
Total stockholders' equity	141,660,820	111,231,189
Total liabilities and stockholders' equity	$ 199,444,034	$ 180,525,852